Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Geographic Information [Abstract]
Schedule of revenues from sales to customers
	Year ended December 31,
	2015	2016	2017
Revenues from sales to customers located in:

U.S	$45,528	$63,656	$60,541
EMEA	21,600	24,720	32,015
Asia Pacific	16,042	11,963	16,092
Other	3,235	8,355	5,440

	$86,405	$108,694	$114,088

Schedule of long-lived assets by geographical region
	December 31,
	2016	2017
Long-lived assets, by geographic region:

U.S	$268	$232
Israel	8,385	10,342
EMEA	341	378
Asia Pacific	253	278

	$9,247	$11,230

Schedule of revenue by major distributors
	Year ended December 31,
	2015	2016	2017

Customer A	18%	21%	18%
Customer B	15%	( *-	( *-
Customer C	( *-	16%	13%

*)	Less than 10%